Document and Entity Information	Oct. 16, 2025
Document And Entity Information [Line Items]
Entity Address, Address Line Three	Ste. 305-306
Amendment Flag	false
Entity Central Index Key	0001820302
Document Type	8-K
Document Period End Date	Oct. 16, 2025
Entity Registrant Name	Bakkt Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	98-1550750
Entity Address, Address Line One	One Liberty Plaza
Entity Address, Address Line Two	One Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	678
Local Phone Number	534-5849
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE